Pension Plans and Other Benefit Plans - Breakdown for expense for defined contribution plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension Plans and Other Benefit Plans
Employer contributions to statutory pension scheme	€ 14	€ 13
Total expense recognized for defined contribution plans	€ 14	€ 13